Segment information - Long-Lived Assets by Geographic Areas (FY) (Details) - USD ($) $ in Millions		Sep. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Long-lived assets by geographical area [Abstract]
Total long-lived assets by geographical area		$ 7,837	$ 7,534	[1]	$ 7,620	[1]
United States [Member]
Long-lived assets by geographical area [Abstract]
Total long-lived assets by geographical area	[1]		5,467		5,375
Canada [Member]
Long-lived assets by geographical area [Abstract]
Total long-lived assets by geographical area	[1]		$ 2,067		$ 2,245

[1]	Long-lived assets, which represents Property, plant and equipment, net, is comprised of land & mineral reserves, buildings & installations, machines, furniture, vehicles and tools.